CONTINGENCIES (Tables)	12 Months Ended
Feb. 28, 2013
Contingencies Tables
Future minimum lease payments under non-cancelable operating leases

As of February 28, 2013, future minimum lease payments under non-cancelable operating leases are as follows:

Fiscal year 2014	$1,039,689
Fiscal year 2015	577,779
Fiscal year 2016 and thereafter	161,978
Total	$1,779,446